March 4, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Investors Trust (on behalf of ING Focus 5 Portfolio)
File No. 811-05629

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a combined definitive proxy/information statement, voting instructions card and proxy card for a Special Meeting of Shareholders (“Meeting”) of ING Focus 5 Portfolio (the “Portfolio”), a series of ING Investors Trust.

At the Meeting, shareholders of the Portfolio will be asked to vote on: (1) a proposal to convert the Portfolio to a fund-of-funds structure; and (2) subject to approval of proposal 1, an amendment to the investment management agreement between Directed Services LLC (“DSL”), the Portfolio’s investment adviser, and the Trust, on behalf of the Portfolio, to reduce the advisory fee payable by the Portfolio to DSL.

Subject to shareholder approval of proposal 1 above, effective April 30, 2010, Dimensional Fund Advisors L.P. (“DFA”) will begin serving as the sub-adviser to the Portfolio pursuant to a new sub-advisory agreement, which was entered into in reliance on manager-of-managers relief.

Should you have any questions, please contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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